UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number           811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)           (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:           (212) 632-6000

Date of fiscal year end:           12/31

Date of reporting period:        9/30/2008

FORM N-Q

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2008 (unaudited)

Description	Shares	Value
Common Stocks — 98.3%
Australia — 4.8%
Macquarie Infrastructure Group (c)	1,236,044	$2,256,371
TABCORP Holdings, Ltd.	196,787	1,256,529
Telstra Corp., Ltd. (c)	316,969	1,047,026
Total Australia		4,559,926
Brazil — 4.0%
Redecard SA	117,800	1,540,209
Souza Cruz SA (c)	93,800	2,242,347
Total Brazil		3,782,556
Canada — 0.9%
Telus Corp.	23,900	872,909
Cyprus — 0.5%
Bank of Cyprus Public Co., Ltd.	67,000	520,661
Egypt — 2.4%
Egyptian Company for Mobile
Services	115,254	2,257,607
Finland — 1.4%
Nokia Corp. Sponsored ADR	32,900	613,585
Sampo Oyj, A Shares	32,000	712,685
Total Finland		1,326,270
France — 5.8%
Axa	93,070	2,999,794
Total SA	34,930	2,093,849
Vivendi	14,150	438,646
Total France		5,532,289
Greece — 4.0%
Motor Oil (Hellas) Corinth
Refineries SA	40,100	604,045
National Bank of Greece SA	17,576	692,818
OPAP SA	83,322	2,536,042
Total Greece		3,832,905
Ireland — 0.9%
Irish Life & Permanent PLC	132,600	905,370
Israel — 3.4%
Bank Hapoalim BM	656,918	2,024,197
Israel Chemicals, Ltd.	80,200	1,188,969
Total Israel		3,213,166

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2008 (unaudited)

Description	Shares	Value
Italy — 5.9%
Eni SpA	128,002	$3,351,743
Intesa Sanpaolo SpA	320,700	1,735,947
Terna SpA	140,900	514,742
Total Italy		5,602,432
Japan — 3.1%
Daito Trust Construction Co., Ltd.	11,600	422,096
Ichiyoshi Securities Co., Ltd.	64,100	651,517
Nissan Motor Co., Ltd.	113,200	741,859
Nomura Holdings, Inc.	68,500	854,036
SBI Holdings, Inc.	1,930	276,012
Total Japan		2,945,520
Malaysia — 1.1%
British American Tobacco
Malaysia Berhad	85,500	1,030,719
Mexico — 3.1%
Kimberly-Clark de Mexico SAB de
CV, Series A	685,100	2,975,564
Netherlands — 1.5%
Royal Dutch Shell PLC, A Shares	49,700	1,439,585
New Zealand — 0.9%
Telecom Corp. of New Zealand,
Ltd.	484,953	885,902
Norway — 0.2%
Prosafe SE	41,000	220,530
Russia — 0.5%
Evraz Group SA GDR	5,900	223,020
Mechel Sponsored ADR	14,200	255,032
Total Russia		478,052
South Africa — 2.2%
Kumba Iron Ore, Ltd.	57,900	1,320,992
Pretoria Portland Cement Co., Ltd.	212,209	800,523
Total South Africa		2,121,515
South Korea — 0.5%
Macquarie Korea Infrastructure
Fund GDR	102,050	489,840
Spain — 0.4%
Bolsas y Mercados Espanoles	16,400	416,275

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value

Switzerland — 0.6%
Zurich Financial Services AG	2,110	$574,328

Taiwan — 3.5%
Taiwan Semiconductor
Manufacturing Co., Ltd.	2,047,807	3,338,297

Turkey — 2.8%
Ford Otomotiv Sanayi AS	200,200	1,088,129
Turkcell Iletisim Hizmetleri AS
ADR	45,000	674,550
Turkiye Halk Bankasi AS	205,732	931,831
Total Turkey		2,694,510

United Kingdom — 7.3%
Barclays PLC	226,500	1,314,760
BP PLC	132,470	1,092,775
Lloyds TSB Group PLC (c)	309,222	1,245,185
Old Mutual PLC	630,600	863,257
Persimmon PLC	76,500	541,642
Royal Bank of Scotland Group
PLC	130,687	415,892
Taylor Wimpey PLC	308,784	193,513
Vodafone Group PLC	582,000	1,269,588
Total United Kingdom		6,936,612

United States — 36.6%
Air Products & Chemicals, Inc.	9,500	650,655
Altria Group, Inc.	39,800	789,632
Bank of America Corp. (c)	103,400	3,619,000
Chevron Corp.	17,500	1,443,400
Cinemark Holdings, Inc.	64,600	878,560
Citigroup, Inc. (c)	130,700	2,680,657
Diamond Offshore Drilling, Inc.	13,450	1,386,157
Du Pont (E.I.) de Nemours & Co.
(c)	61,250	2,468,375
Frontier Communications Corp. (c)	161,900	1,861,850
General Electric Co.	26,600	678,300
Honeywell International, Inc.	11,200	465,360
Intel Corp. (c)	52,600	985,198
International Flavors &
Fragrances, Inc.	21,600	852,336
Johnson & Johnson	7,350	509,208
Marshall & Ilsley Corp.	30,900	622,635
Masco Corp. (c)	133,500	2,394,990
Merck & Co., Inc.	33,700	1,063,572
Pfizer, Inc. (c)	133,800	2,467,272
Reynolds American, Inc. (c)	60,600	2,946,372
RPM International, Inc.	28,800	556,992
The Dow Chemical Co. (c)	81,300	2,583,714

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
The Procter & Gamble Co.	7,350	$512,222
United Online, Inc.	81,800	769,738
USA Mobility, Inc. (a)	80,600	886,600
Verizon Communications, Inc.	28,100	901,729
Total United States		34,974,524
Total Common Stocks
(Identified cost $123,042,580)		93,927,864
Limited Partnership Units — 1.5%
United States — 1.5%
Energy Transfer Equity LP	21,400	465,450
Enterprise GP Holdings LP	19,900	468,247
Enterprise Products Partners LP	20,800	536,016
Total United States		1,469,713
Total Limited Partnership
Units
(Identified cost $2,007,433)		1,469,713
	Principal
	Amount
Description	(000) (d)	Value
Foreign Government Obligations — 17.2%
Brazil — 3.8%
Brazil NTN-F:
10.00%, 07/01/10	1,557	764,273
10.00%, 01/01/12	6,000	2,895,128
Total Brazil		3,659,401

Egypt — 4.1%
Egypt Treasury Bills:
0.00%, 10/28/08	7,900	1,431,834
0.00%, 10/28/08	7,575	1,372,930
0.00%, 11/18/08	2,725	490,236
0.00%, 12/23/08	850	151,052
0.00%, 03/03/09	2,600	451,041
Total Egypt		3,897,093

Ghana — 0.4%
Ghanaian Government Bonds:
13.50%, 03/30/10	330	250,103
14.00%, 03/07/11	190	136,965
Total Ghana		387,068

Hungary — 2.0%
Hungarian Government Bonds:
6.00%, 10/12/11	55,000	290,302
7.25%, 06/12/12	240,500	1,303,652
5.50%, 02/12/14	59,200	295,851
Total Hungary		1,889,805

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Israel — 0.3%
Israel Government Bond,
7.00%, 04/29/11	966	$291,902

Mexico — 1.8%
Mexican Bonos:
9.00%, 12/20/12	9,367	876,583
7.75%, 12/14/17	9,800	857,640
Total Mexico		1,734,223

Peru — 1.3%
Peru Bono Soberano,
12.25%, 08/10/11	3,470	1,279,915

Poland — 0.2%
Polish Government Bond,
6.25%, 10/24/15	361	152,407

Turkey — 3.1%
Turkish Government Bonds:
0.00%, 10/07/09	2,145	1,412,292
14.00%, 01/19/11	2,169	1,546,306
Total Turkey		2,958,598

Uganda — 0.2%
Uganda Government Bond,
10.00%, 04/01/10	338,000	193,672
Total Foreign Government
Obligations
(Identified cost $17,115,915)		16,444,084
Structured Notes — 4.4%
Brazil — 2.6%
Citigroup Funding, Inc. Brazil
Inflation-Indexed Currency and
Credit Linked Unsecured Notes
NTN-B:
9.50%, 05/18/09 (e)	557	756,646
9.40%, 08/17/10 (e)	698	917,068
8.80%, 05/18/15 (e)	659	826,337
Total Brazil		2,500,051

Colombia — 1.8%
Citigroup Funding, Inc. Colombia
TES Credit Linked Unsecured
Note,
12.01%, 04/27/12 (e)	251	269,195

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value
JPMorgan Chase & Co. Colombian
Peso Linked Notes:
10.77%, 11/14/10 (e)	800	$694,080
11.92%, 03/05/15 (e)	976	766,160
Total Colombia		1,729,435
Total Structured Notes
(Identified cost $3,931,505)		4,229,486
Corporate Bond — 1.1%
United States — 1.1%
JPMorgan Chase & Co.,
9.28%, 06/20/11
(Identified cost $1,169,052) (e)	28,000	1,076,627
Supranationals — 0.5%
African Development Bank,
12.00%, 10/19/08 (f)	265	215,977
European Investment Bank,
12.25%, 02/26/10 (g)	750,000	203,706
Total Supranationals
(Identified cost $437,259)		419,683
Total Investments—123.0%
(Identified cost $147,703,744) (b)		$117,567,457
Liabilities in Excess of Cash and
Other Assets—(23.0)%		(21,964,754)
Net Assets—100.0%		$95,602,703

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2008:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	10/29/08	4,415,000	$1,202,080	$1,202,208	$128	$-
AED	11/17/08	3,349,000	911,789	912,000	211	-
ARS	10/20/08	828,051	262,000	262,254	254	-
ARS	10/20/08	834,504	264,000	264,298	298	-
ARS	10/20/08	838,860	264,000	265,678	1,678	-
BRL	11/13/08	4,735,053	2,591,000	2,468,976	-	122,024
BRL	11/13/08	564,696	327,000	294,447	-	32,553
CLP	12/17/08	280,183,500	522,000	504,911	-	17,089
CNY	06/24/09	7,812,282	1,211,000	1,125,988	-	85,012
CNY	09/08/09	1,470,175	217,000	212,015	-	4,985
COP	10/02/08	211,120,200	106,000	96,444	-	9,556
COP	10/02/08	800,400,000	400,000	365,638	-	34,362
COP	10/02/08	141,095,800	64,872	64,455	-	417
EUR	10/06/08	355,000	513,863	499,769	-	14,094
EUR	10/06/08	463,000	658,247	651,812	-	6,435
EUR	10/06/08	247,126	383,248	347,904	-	35,344
EUR	10/13/08	549,000	774,255	773,436	-	819
EUR	10/14/08	721,000	1,016,826	1,015,856	-	970
EUR	10/28/08	743,982	1,052,028	1,049,742	-	2,286
GHC	10/09/08	66,000	56,691	56,605	-	86
GHC	10/20/08	276,500	233,137	235,540	2,403	-
GHC	12/22/08	322,000	265,896	264,063	-	1,833
HUF	10/20/08	16,899,000	98,096	98,097	1	-
IDR	10/14/08	6,638,730,000	707,000	703,231	-	3,769
IDR	11/17/08	9,704,994,000	1,014,000	1,023,143	9,143	-
IDR	12/09/08	3,734,050,000	391,000	392,360	1,360	-
ILS	10/15/08	1,834,427	507,000	528,160	21,160	-
ILS	11/04/08	1,701,071	470,000	489,533	19,533	-
INR	10/16/08	20,303,640	441,000	432,337	-	8,663
INR	10/23/08	20,749,980	478,000	441,857	-	36,143
INR	11/03/08	7,578,320	172,000	161,384	-	10,616
INR	11/10/08	46,569,040	1,096,000	991,642	-	104,358
KES	10/16/08	8,702,250	123,000	118,923	-	4,077
KES	10/21/08	10,321,000	145,136	141,043	-	4,093
KES	10/22/08	16,506,000	225,415	225,565	150	-
KWD	10/08/08	117,213	439,000	439,108	108	-
KWD	10/22/08	67,000	249,349	250,773	1,424	-
MXN	10/06/08	5,557,728	528,000	508,182	-	19,818
MYR	10/07/08	2,266,465	694,000	658,446	-	35,554
MYR	10/14/08	2,083,963	643,000	605,863	-	37,137
MYR	10/20/08	1,426,170	411,000	414,882	3,882	-
MYR	10/24/08	1,528,027	473,000	444,696	-	28,304
MYR	11/03/08	1,815,264	528,000	529,000	1,000	-
MYR	11/28/08	1,392,435	416,000	406,513	-	9,487
NGN	10/14/08	57,138,140	484,263	484,789	526	-
NGN	10/16/08	57,587,750	487,000	488,604	1,604	-
NGN	10/27/08	36,157,750	305,000	306,781	1,781	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2008 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
NGN	10/31/08	71,139,000	$598,813	$598,364	$-	$449
NGN	11/20/08	12,417,000	104,980	104,442	-	538
NGN	11/24/08	35,971,000	304,015	302,559	-	1,456
PEN	10/21/08	1,004,829	354,000	336,581	-	17,419
PEN	12/10/08	1,157,792	388,000	386,349	-	1,651
PEN	03/03/09	1,718,200	605,000	569,382	-	35,618
PEN	03/11/09	1,174,040	392,000	388,949	-	3,051
PHP	10/15/08	64,015,560	1,337,000	1,360,666	23,666	-
PHP	10/27/08	7,740,580	166,000	164,541	-	1,459
PHP	12/11/08	26,790,000	564,000	569,680	5,680	-
PLN	10/06/08	1,334,608	549,855	553,171	3,316	-
PLN	10/06/08	617,722	300,273	256,034	-	44,239
PLN	10/14/08	2,128,663	963,000	882,366	-	80,634
PLN	10/14/08	2,381,802	969,000	987,296	18,296	-
PLN	10/14/08	941,427	411,283	390,237	-	21,046
RUB	10/14/08	7,735,680	316,000	301,146	-	14,854
RUB	10/22/08	55,112,000	2,191,986	2,143,192	-	48,794
RUB	12/11/08	14,304,000	552,940	552,762	-	178
SGD	12/26/08	725,000	512,150	506,556	-	5,594
SKK	10/28/08	22,509,185	1,162,265	1,046,892	-	115,373
TRY	10/10/08	328,955	254,000	258,483	4,483	-
TRY	10/10/08	505,235	386,000	396,999	10,999	-
TRY	10/10/08	2,700,601	1,940,644	2,122,050	181,406	-
TRY	10/10/08	697,000	575,652	547,681	-	27,971
TRY	10/10/08	287,845	230,000	226,180	-	3,820
TRY	10/14/08	687,549	565,000	539,590	-	25,410
TRY	06/23/09	2,303,390	1,618,231	1,651,178	32,947	-
TZS	10/06/08	217,183,670	187,000	187,060	60	-
TZS	10/27/08	299,581,000	255,234	257,226	1,992	-
TZS	10/28/08	101,722,000	87,716	87,623	-	93
TZS	11/03/08	354,336,600	302,000	303,792	1,792	-
UAH	11/17/08	2,274,020	439,000	443,750	4,750	-
UAH	12/17/08	924,880	176,000	178,874	2,874	-
UAH	12/18/08	621,300	114,000	120,248	6,248	-
UAH	03/16/09	499,410	93,000	93,147	147	-
UGX	10/02/08	285,897,000	173,850	171,123	-	2,727
UGX	10/03/08	232,170,000	142,000	138,935	-	3,065
UGX	10/24/08	350,880,000	201,318	209,037	7,719	-
UGX	10/29/08	295,537,500	169,922	175,880	5,958	-
UGX	10/31/08	211,936,000	128,000	126,072	-	1,928
UGX	11/03/08	531,171,200	322,000	315,758	-	6,242
UGX	11/28/08	355,752,000	214,244	210,290	-	3,954
UGX	12/24/08	640,942,500	374,000	377,386	3,386	-
UGX	12/29/08	379,896,110	223,000	223,517	517	-
UGX	01/05/09	157,262,000	94,000	92,330	-	1,670
ZMK	10/09/08	1,147,854,000	339,000	320,288	-	18,712
ZMK	10/22/08	334,608,000	92,972	93,036	64	-
ZMK	10/23/08	252,000,000	70,000	70,048	48	-
ZMK	11/25/08	813,672,000	224,864	224,103	-	761
ZMK	11/26/08	471,659,000	130,401	129,868	-	533
ZMK	01/12/09	792,682,470	191,000	215,582	24,582	-
Total Forward Currency Purchase Contracts			$47,878,799	$47,127,250	$407,574	$1,159,123

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Forward Currency Sale Contracts open at September 30, 2008

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	10/08/08	2,007,900	$546,754	$546,652	$102	$-
BRL	10/14/08	6,835,275	3,825,000	3,586,024	238,976	-
BRL	11/13/08	5,299,749	2,753,116	2,763,423	-	10,307
COP	10/02/08	1,152,616,000	608,000	526,537	81,463	-
COP	02/27/09	1,969,042,000	986,000	877,355	108,645	-
EUR	10/06/08	387,000	549,855	544,819	5,036	-
EUR	10/06/08	192,000	300,273	270,298	29,975	-
EUR	10/06/08	247,126	362,102	347,904	14,198	-
EUR	10/28/08	743,000	1,162,265	1,048,356	113,909	-
EUR	11/28/08	1,352,300	1,980,714	1,909,725	70,989	-
HUF	10/14/08	173,541,095	1,016,826	1,008,004	8,822	-
HUF	10/20/08	96,267,100	556,136	558,823	-	2,687
ILS	11/04/08	1,701,071	499,610	489,533	10,077	-
MXN	10/06/08	19,366,432	1,856,000	1,770,807	85,193	-
MYR	10/07/08	2,266,465	659,239	658,446	793	-
MYR	10/14/08	1,891,725	550,000	549,974	26	-
PEN	12/03/08	1,674,804	599,000	559,193	39,807	-
PLN	10/06/08	1,167,950	513,863	484,094	29,769	-
PLN	10/06/08	1,560,171	658,247	646,663	11,584	-
RUB	10/22/08	18,834,000	753,209	732,415	20,794	-
SKK	10/28/08	22,509,185	1,052,028	1,046,892	5,136	-
TRY	10/10/08	2,080,000	1,588,999	1,634,401	-	45,402
TRY	10/10/08	1,454,792	1,137,000	1,143,131	-	6,131
TRY	10/10/08	2,344,846	1,685,000	1,842,509	-	157,509
TRY	10/10/08	918,864	701,000	722,015	-	21,015
TRY	10/13/08	962,095	774,255	755,287	18,968	-
TZS	10/06/08	217,183,670	187,227	187,059	168	-
UGX	10/02/08	285,897,000	170,481	171,123	-	642
Total Forward Currency Sale Contracts			$28,032,199	$27,381,462	894,430	243,693
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,302,004	$1,402,816

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost was $147,703,744, aggregate gross unrealized appreciation was $1,894,788, aggregate gross unrealized depreciation was $32,031,075 and the net unrealized depreciation was $30,136,287.

(c)	Segregated security for forward currency contracts.

(d)	Principal amount denominated in respective country’s currency unless otherwise specified.

(e)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2008, these securities amounted to 5.5% of net assets and are not considered to be liquid.

Structured Notes – Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of September 30, 2008.

Corporate Bond – Variable rate security. Principal amount denominated in Russian Ruble. Interest rate shown reflects current rate as of September 30, 2008.

(f) Principal amount denominated in Ghanaian Cedi.

(g) Principal amount denominated in Zambian Kwacha.

Security Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
TES – Titulos de Tesoreria

Currency Abbreviations:
AED — United Arab Emirates Dirham	MXN — Mexican Peso
ARS — Argentine Peso	MYR — Malaysian Ringgit
BRL — Brazilian Real	NGN — Nigerian Naira
CLP — Chilean Peso	PEN — Peruvian New Sol
CNY — Chinese Renminbi	PHP — Philippine Peso
COP — Colombian Peso	PLN — Polish Zloty
EUR — Euro	RUB — Russian Ruble
GHC — Ghanaian Cedi	SGD — Singapore Dollar
HUF — Hungarian Forint	SKK — Slovenska Koruna
IDR — Indonesian Rupiah	TRY — New Turkish Lira
ILS — Israeli Shekel	TZS — Tanzanian Shilling
INR — Indian Rupee	UAH — Ukranian Hryvnia
KES — Kenyan Shilling	UGX — Ugandan Shilling
KWD — Kuwaiti Dinar	ZMK — Zambian Kwacha

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Agriculture	1.2%
Alcohol & Tobacco	7.3
Automotive	1.9
Banking	12.4
Building Materials	0.8
Chemicals	6.6
Consumer Products	1.4
Drugs	3.7
Electric	0.6
Energy Integrated	10.5
Energy Services	3.2
Financial Services	11.0
Forest & Paper Products	3.1
Housing	3.8
Insurance	4.5
Leisure & Entertainment	5.4
Manufacturing	1.2
Medical Products	0.5
Metals & Mining	1.9
Semiconductors & Components	4.5
Technology	0.8
Technology Hardware	0.6
Telecommunications	11.1
Transportation	2.9
Subtotal	100.9
Foreign Government Obligations	17.2
Structured Notes	4.4
Supranationals	0.5
Total Investments	123.0%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2008 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard World Dividend & Income Fund, Inc.’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

		Other
	Investments	Financial
Level	in Securities	Instruments*
Level 1	$95,397,577	$-
Level 2	13,387,898	(100,812)
Level 3	8,781,982	-
Total	$117,567,457	$(100,812)

*Other financial instruments are derivative instruments such as forward contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
In Securities
Balance as of 12/31/07	$4,017,711
Accrued discounts/premiums	7,988
Realized gain (loss)	-
Change in unrealized
appreciation/depreciation	(565,100)
Net purchases (sales)	5,321,383
Net transfers in and/or out of
Level 3	-
Balance as of 9/30/08	$8,781,982
Net change in unrealized
appreciation/depreciation
from investments still held
as of 9/30/08	$(565,100)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2008

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2008